Shareholders' Equity	6 Months Ended
Jun. 30, 2022
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 3 - Shareholders’ Equity

A.          General

The Company’s shares are traded on the NASDAQ Global Market under the symbol “CAMT”, and also listed and traded on the Tel-Aviv stock exchange

B.          Changes in Stock Options and RSUs

The number of stock options exercised in the six-month period ended June 30, 2022, was 416,840.

In the first six months of 2022, 602,540 restricted share units (RSUs) were granted by the Company. The RSUs vest over a four-year period.

C.          Share-based Compensation Expense

The total share-based compensation expense amounted to $5,592, $2,681, and $5,815 for the six-month periods ended June 30, 2022 and 2021 and the year ended December 31, 2021, respectively.